Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000241788 | 921937827 | Vanguard Short-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000241788 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241788 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000241788 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241788 | 92204A207 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241788 | 92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241788 | 92204A801 | Vanguard Materials ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241788 | 92204A603 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241788 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241788 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241788 | Equities92204A884
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241788 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000241788 | Equity
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000241789 | 92204A876 | Vanguard Utilities ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241789 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000241789 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241789 | 92204A108 | Vanguard Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241789 | 92204A801 | Vanguard Materials ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241789 | 92204A603 | Vanguard Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241789 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241789 | 92204A306 | Vanguard Energy ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241789 | 92204A504 | Vanguard Health Care ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241789 | 922908553 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241789 | Equities92204A884
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241789 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%